Commitments and Contingencies (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 15, 2022	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Underwriting cash discount per unit (in Dollars per share)				$ 0.1
Additional deferred fee				$ 4,322,500
Cash payment to sponsor				7,250,000
Price per share (in Dollars per share)			$ 2
Change in fair value					$ (19,432)
Stock issuance cost				$ 776,815
Unpaid federal income tax balance owed		$ 1,990,000
Percentage of licensing revenue			3.00%
Percentage of annual loyalty revenue			2.00%
Percentage of revenue			0.40%
Description strategic cooperation consulting			For any sales/purchase of Company products in excess of $2,000,000 annually or similar agreements with commercial/strategic partner(s) resulting from the services rendered hereunder to the Company shall accrue compensation to the Advisor as follows: 2% (two percent) of sales/purchase value up to $5 million of the Company from the Commercial/Strategic Partner(s), plus 1.5% (one and half percent) of sales/purchase value above $5 million of the company from the Commercial/Strategic Partner(s);
Consulting agreement, term			12 months
Expenses of stock price			$ 700,000
HBC holdback shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share (in Shares)			200,000
G3 Holdback Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share (in Shares)			200,000
HBC Shareholders [Member]
Commitments and Contingencies [Line Items]
Issuance of share (in Shares)			22,500,000
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of share (in Shares)			2,000,000
Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of share (in Shares)			2,000,000
Class A Common Stock [Member]
Commitments and Contingencies [Line Items]
Receive shares (in Shares)				123,500
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)	1,350,000			12,350,000
Underwriting discount paid upon closing of initial public offering				$ 1,235,000
Deferred fee				$ 0.35
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 13,500,000
Change in fair value	$ 19,432
Over-Allotment Option [Member] | Indemnification Agreement [Member]
Commitments and Contingencies [Line Items]
Aggregate consideration shares (in Shares)				1,650,000